Taxes on Income - Taxes on Income Included in Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Total-Current	$ 3,987	$ 8,485	$ 5,896
Deferred:
Total-Deferred	(568)	(1,558)	(5,440)
Actual tax expense	3,419	6,927	456
Israel [Member]
Current:
Total-Current	(665)	(78)	578
Deferred:
Total-Deferred	954	255	(4,985)
Non-Israeli [Member]
Current:
Total-Current	4,652	8,563	5,318
Deferred:
Total-Deferred	$ (1,522)	$ (1,813)	$ (455)